Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	RADCOM LTD
Trading Symbol	RDCM
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,307,732
Amendment Flag	false
Entity Central Index Key	0001016838
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-29452
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	24 Raoul Wallenberg Street
Entity Address, City or Town	Tel-Aviv
Entity Address, Postal Zip Code	69719
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.20 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	24 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	69719
Entity Address, Country	IL
Contact Personnel Name	Ms. Hadar Rahav
City Area Code	(+972)
Local Phone Number	3-645-5055
Contact Personnel Fax Number	(+972) 3-647-4681